FINANCIAL LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Derivative financial instruments	$ 5,140	$ 184
CVIs		$ 0